Revenue Recognition - Schedule of Revenue Desegregation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 251,524	$ 207,170	$ 690,887	$ 603,376	$ 817,075	$ 786,360	$ 657,609
FFS-patient care
Disaggregation of Revenue [Line Items]
Revenue	200,208	168,622	550,607	474,816	647,314	676,157	572,719
FFS-administrative services
Disaggregation of Revenue [Line Items]
Revenue	16,407	14,489	47,162	42,663	58,278	48,510	32,960
Shared savings
Disaggregation of Revenue [Line Items]
Revenue	25,333	15,905	62,045	49,441	66,414	39,854	39,245
Care management fees (PMPM)
Disaggregation of Revenue [Line Items]
Revenue	9,376	7,024	27,321	20,320	26,766	18,547	9,836
Other revenue
Disaggregation of Revenue [Line Items]
Revenue	$ 200	$ 1,130	$ 3,752	$ 16,136	$ 18,303	$ 3,292	$ 2,849